Other Receivables and Prepaid Expenses - Summary of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Receivables and Prepaid Expenses [Abstract]
Prepaid expenses	$ 150	$ 629
Government institutions	56	143
Other		8
Total	$ 206	$ 780